REVERSE MERGER (Details Narrative) - USD ($)																					3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 02, 2022	Apr. 03, 2022	Mar. 01, 2022	Feb. 01, 2022	Jan. 02, 2022	Dec. 01, 2021	Nov. 01, 2021	Oct. 02, 2021	Sep. 01, 2021	Aug. 01, 2021	Jul. 23, 2021	Jul. 22, 2021	Jul. 06, 2021	Jul. 02, 2021	Jun. 01, 2021	May 01, 2021	Apr. 02, 2021	Mar. 09, 2021	Feb. 01, 2021	Jan. 03, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock Issued During Period, Shares, New Issues	102,754,802	12,500	12,500	12,500	12,500	12,500	12,500	12,500	12,500	12,500				12,500	12,500	12,500	12,500	50,000	12,500	12,500
Stock Issued During Period, Value, New Issues	$ 4,315,702	$ 409	$ 750	$ 862	$ 1,488	$ 900	$ 2,246	$ 2,500	$ 3,725	$ 5,375				$ 2,478	$ 2,512	$ 2,750	$ 5,100	$ 29,000	$ 3,687	$ 1,288
Goodwill													$ 29,493,398								$ 29,660,232						$ 29,660,232		$ 29,493,398
Revenue from Contract with Customer, Excluding Assessed Tax																					2,929,659			$ 1,946,520			7,711,597	$ 5,522,499	6,595,867	5,524,410
Net Income (Loss) Attributable to Parent																					(1,062,937)	$ (911,806)	$ (304,283)	$ (3,252,211)	$ (124,542)	$ (905,038)	(2,279,026)	$ (4,281,791)	(1,841,617)	$ (105,287)
Breunich Holdings Inc [Member]
Share Price												$ 0.331
Stock Issued During Period, Value, New Issues												$ 97,971,606
Goodwill																													29,493,398
Revenue from Contract with Customer, Excluding Assessed Tax																													0
Net Income (Loss) Attributable to Parent																													$ 914,059
Breunich Holdings Inc [Member]
Goodwill																					$ 29,493,398						$ 29,493,398
Breunich Holdings Inc [Member] | Share Exchange Agreement [Member]
Stock Issued During Period, Shares, New Issues											295,986,724		295,986,724
Ownership percentage													100.00%